INTANGIBLE ASSETS - Summary of Acquired Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,075,019			$ 7,075,019		$ 7,019,410
Accumulated Amortization	(1,648,424)			(1,648,424)		(666,766)
Net Carrying Amount	5,426,595			5,426,595		6,352,644
Amortization of intangible assets	426,419	$ 258,670	$ 10,316	981,657	$ 402,994	653,410	$ 7,812	$ 8,220
Impairment of intangible assets								$ 5,831
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,970,884			5,970,884		5,925,884
Accumulated Amortization	(1,207,217)			(1,207,217)		(580,276)
Net Carrying Amount	4,763,667			4,763,667		5,345,608
Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,067,083			1,067,083		1,066,783
Accumulated Amortization	(432,402)			(432,402)		(83,397)
Net Carrying Amount	634,681			634,681		983,386
Amortization of intangible assets				334,312
Amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	37,052			37,052		26,743
Accumulated Amortization	(8,805)			(8,805)		(3,093)
Net Carrying Amount	$ 28,247			$ 28,247		$ 23,650
Minimum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life				8 years		8 years
Minimum | Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life				2 years		2 years
Minimum | Amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life				1 year		1 year
Maximum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life				18 years		18 years
Maximum | Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life				4 years		12 years
Maximum | Amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life				15 years		15 years
Cablevision Systems Corporation And Subsidiaries
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount							97,261
Accumulated Amortization							(60,310)
Net Carrying Amount							36,951
Cablevision Systems Corporation And Subsidiaries | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount							39,414
Accumulated Amortization							(27,778)
Net Carrying Amount							11,636
Cablevision Systems Corporation And Subsidiaries | Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life						12 years
Cablevision Systems Corporation And Subsidiaries | Amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount							57,847
Accumulated Amortization							(32,532)
Net Carrying Amount							$ 25,315
Cablevision Systems Corporation And Subsidiaries | Minimum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life						8 years	10 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life						1 year	3 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life						18 years	18 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life						15 years	28 years